UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07707

AB GLOBAL REAL ESTATE INVESTMENT FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2015

Date of reporting period: February 28, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Global Real Estate Investment Fund

February 28, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.6%
Equity: Other - 32.4%
Diversified/Specialty - 26.6%
Boral Ltd.	204,400	$978,476
British Land Co. PLC (The)	225,544	2,879,543
Buzzi Unicem SpA	69,770	985,423
CA Immobilien Anlagen AG (a)(b)	85,700	1,748,273
CBRE Group, Inc.-Class A (b)	55,720	1,908,967
Cheung Kong Holdings Ltd.	78,000	1,543,918
ClubCorp Holdings, Inc.	110,418	1,965,440
Cofinimmo SA	10,960	1,354,238
CSR Ltd.	310,160	1,044,021
Duke Realty Corp.	76,280	1,629,341
East Japan Railway Co.	12,100	1,016,423
Fibra Uno Administracion SA de CV	394,710	1,108,176
Folkestone Education Trust	226,780	393,397
Fukuoka REIT Corp.	215	408,677
GPT Group (The)	144,390	529,852
Gramercy Property Trust, Inc.	272,659	1,922,246
Hemfosa Fastigheter AB (b)	62,001	1,572,630
Henderson Land Development Co., Ltd.	160,600	1,094,534
Kennedy Wilson Europe Real Estate PLC	113,698	1,890,487
Lend Lease Group	43,873	593,710
Merlin Properties Socimi SA (b)	171,050	2,296,962
Mitsubishi Estate Co., Ltd.	96,000	2,243,046
Mitsui Fudosan Co., Ltd.	88,000	2,418,206
Nomura Real Estate Holdings, Inc.	33,900	600,131
Orix JREIT, Inc.	1,038	1,487,027
PLA Administradora Industrial S de RL de CV (b)	312,430	673,941
Regal Entertainment Group-Class A	82,160	1,942,262
Royal Mail PLC	138,990	901,026
Spirit Realty Capital, Inc.	51,851	635,175
Sumitomo Realty & Development Co., Ltd.	95,000	3,273,197
Sun Hung Kai Properties Ltd.	274,342	4,288,219
Taiheiyo Cement Corp.	130,000	434,822
Vornado Realty Trust	9,260	1,018,970
Wharf Holdings Ltd. (The)	280,000	2,041,280

		50,822,036

Health Care - 5.3%
Chartwell Retirement Residences	100,750	1,031,597
HCP, Inc.	73,280	3,104,141
LTC Properties, Inc.	50,610	2,258,724
Medical Properties Trust, Inc.	97,050	1,469,337
Ventas, Inc.	28,940	2,155,162

		10,018,961

Triple Net - 0.5%
Realty Income Corp.	18,370	919,602

		61,760,599

Retail - 24.6%
Regional Mall - 10.2%
General Growth Properties, Inc.	77,980	2,262,200
Macerich Co. (The)	44,550	3,726,608
Pennsylvania Real Estate Investment Trust	89,640	2,041,999
Simon Property Group, Inc.	40,028	7,619,730
Taubman Centers, Inc.	5,450	394,253

Westfield Corp.	160,412	1,228,472
WP GLIMCHER, Inc.	132,679	2,299,327

		19,572,589

Company	Shares	U.S. $ Value
Shopping Center/Other Retail - 14.4%
Aeon Mall Co., Ltd.	42,560	$826,116
American Realty Capital Properties, Inc.	84,230	826,296
Charter Hall Retail REIT	179,570	639,153
Citycon Oyj	176,610	625,172
DDR Corp.	92,970	1,760,852
Federation Centres	412,960	960,027
Hammerson PLC	113,370	1,181,056
Japan Retail Fund Investment Corp.	355	762,928
JB Hi-Fi Ltd. (a)	68,730	938,318
Klepierre	44,993	2,197,155
Link REIT (The)	83,761	534,088
Mercialys SA	53,942	1,327,576
Pier 1 Imports, Inc.	42,629	514,106
Ramco-Gershenson Properties Trust	105,099	1,967,453
Regency Centers Corp.	12,290	806,593
Retail Opportunity Investments Corp.	125,020	2,094,085
RioCan Real Estate Investment Trust (a)	25,319	592,822
Scentre Group	960,883	2,894,678
Unibail-Rodamco SE	9,101	2,618,287
Vastned Retail NV	33,990	1,770,580
Weingarten Realty Investors	43,460	1,574,121

		27,411,462

		46,984,051

Residential - 19.0%
Multi-Family - 16.4%
Associated Estates Realty Corp.	66,640	1,596,028
AvalonBay Communities, Inc.	15,230	2,563,818
Barratt Developments PLC	142,670	1,132,150
China Overseas Land & Investment Ltd.	512,000	1,558,208
China Vanke Co., Ltd.-Class H (a)(b)	616,617	1,417,643
CIFI Holdings Group Co., Ltd.	2,520,000	505,662
Equity Residential	33,450	2,576,654
Essex Property Trust, Inc.	5,000	1,112,150
GAGFAH SA (b)(c)(d)	122,168	2,875,684
Ichigo Real Estate Investment Corp.	962	759,914
Irish Residential Properties REIT PLC	357,210	413,727
Japan Rental Housing Investments, Inc.	713	545,656
Kaisa Group Holdings Ltd. (a)	1,770,000	353,735
Kenedix Residential Investment Corp.	203	618,635
KWG Property Holding Ltd.	1,020,500	665,434
LEG Immobilien AG (b)	23,060	1,896,427
Meritage Homes Corp. (b)	22,420	997,914
Mid-America Apartment Communities, Inc.	33,180	2,404,555
PulteGroup, Inc.	43,270	976,171
Stockland	646,160	2,365,124
Sun Communities, Inc.	25,483	1,722,396
UNITE Group PLC (The)	36,873	313,095
Wing Tai Holdings Ltd.	1,420,400	1,857,213

		31,227,993

Company	Shares	U.S. $ Value
Self Storage - 2.1%
Extra Space Storage, Inc.	30,120	$1,981,294
Public Storage	4,802	947,050
Safestore Holdings PLC	273,660	1,179,361

		4,107,705

Single Family - 0.5%
Fortune Brands Home & Security, Inc.	21,970	1,017,650

		36,353,348

Office - 9.7%
Office - 9.7%
Allied Properties Real Estate Investment Trust	42,302	1,373,521
Boston Properties, Inc.	8,950	1,229,819
Cousins Properties, Inc.	40,780	437,569
Dream Office Real Estate Investment Trust (a)	53,751	1,178,558
Entra ASA	78,538	873,379
Fabege AB	103,780	1,575,770
Hongkong Land Holdings Ltd.	299,500	2,261,225
Hudson Pacific Properties, Inc.	37,760	1,206,810
Investa Office Fund	219,490	688,368
Japan Real Estate Investment Corp.	305	1,523,863
Kenedix Office Investment Corp.-Class A	300	1,714,724
Kilroy Realty Corp.	6,700	495,599
NTT Urban Development Corp.	45,900	471,692
Parkway Properties, Inc./Md	114,841	2,022,350
Workspace Group PLC	104,030	1,379,997

		18,433,244

Lodging - 6.0%
Lodging - 6.0%
Ashford Hospitality Prime, Inc.	108,259	1,761,374
Ashford Hospitality Trust, Inc.	189,192	2,014,895
Ashford, Inc. (b)	2,011	277,538
Host Hotels & Resorts, Inc.	27,730	582,330
Japan Hotel REIT Investment Corp.	1,097	729,790
Pebblebrook Hotel Trust	11,010	534,866
RLJ Lodging Trust	84,220	2,679,038
Wyndham Worldwide Corp.	31,430	2,875,216

		11,455,047

Industrials - 5.5%
Industrial Warehouse Distribution - 4.8%
DCT Industrial Trust, Inc.	27,790	1,002,663
Granite Real Estate Investment Trust	51,620	1,856,771
Hansteen Holdings PLC	353,360	643,731
Japan Logistics Fund, Inc.	243	495,380
Mapletree Industrial Trust	740,000	838,518
Mapletree Logistics Trust	1,143,483	1,032,017
Mexico Real Estate Management SA de CV (b)	357,520	616,484
Nippon Prologis REIT, Inc.	250	578,514
Prologis, Inc.	12,044	514,399
STAG Industrial, Inc.	65,190	1,626,491

		9,204,968

Mixed Office Industrial - 0.7%
Goodman Group	279,520	1,360,813

		10,565,781

Company	Shares		U.S. $ Value
Financial:Other - 0.9%
Financial:Other - 0.9%
HFF, Inc.-Class A		47,240	$1,680,799

Mortgage - 0.5%
Mortgage - 0.5%
Concentradora Hipotecaria SAPI de CV		513,000	893,863

Total Common Stocks (cost $160,016,291)			188,126,732

RIGHTS - 0.0%
Residential - 0.0%
Multi-Family - 0.0%
Irish Residential Properties, expiring 4/02/15 (b)(c) (cost $0)		238,140	9,327

SHORT-TERM INVESTMENTS - 0.8%
Investment Companies - 0.5%
AB Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.09% (e)(f) (cost $1,054,127)		1,054,127	1,054,127

	Principal Amount (000)
TIME DEPOSITS - 0.3%
ANZ, London 0.03%, 3/02/15	U.S. $	44	44,291
BBH, Grand Cayman
(1.00)%, 3/02/15	CHF	13	13,458
(0.18)%, 3/02/15	SEK	107	12,856
(0.17)%, 3/02/15	EUR	9	10,407
0.01%, 3/02/15	HKD	203	26,144
0.09%, 3/02/15	GBP	9	14,590
0.14%, 3/02/15	NOK	17	2,277
1.19%, 3/02/15	AUD	329	256,881
BTMU, Grand Cayman 0.01%, 3/02/15	JPY	5,203	43,495
Wells Fargo, Grand Cayman 0.10%, 3/02/15	CAD	108	86,216

Total Time Deposits (cost $515,489)			510,615

Total Short-Term Investments (cost $1,569,616)			1,564,742

Total Investments Before Security Lending Collateral for Securities Loaned - 99.4% (cost $161,585,907)			189,700,801

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.1%
Investment Companies - 3.1%
AB Exchange Reserves-Class I, 0.10% (e)(f) (cost $5,862,684)		5,862,684	5,862,684

U.S. $ Value
Total Investments - 102.5% (cost $167,448,591) (g)	$195,563,485
Other assets less liabilities - (2.5)%	(4,677,552)

Net Assets - 100.0%	$190,885,933

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	NOK	4,500	USD	653	3/18/15	$66,337
BNP Paribas SA	EUR	4,538	USD	5,227	3/18/15	148,306
BNP Paribas SA	USD	4,080	AUD	5,170	3/18/15	(44,412)
Brown Brothers Harriman & Co.	BRL	417	USD	146	3/02/15	(852)
Citibank, NA	AUD	3,274	USD	2,561	3/18/15	5,060
Citibank, NA	USD	1,779	EUR	1,568	3/18/15	(23,744)
Citibank, NA	USD	2,195	GBP	1,420	3/18/15	(2,961)
Citibank, NA	AUD	824	USD	641	6/18/15	1,137
Credit Suisse International	EUR	1,814	USD	2,237	3/18/15	206,908
Deutsche Bank AG	CAD	3,465	USD	3,013	3/18/15	241,703
Deutsche Bank AG	GBP	261	USD	408	3/18/15	4,643
Deutsche Bank AG	SEK	4,821	USD	637	3/18/15	58,931
Deutsche Bank AG	SEK	20,158	USD	2,398	6/18/15	(23,364)
Goldman Sachs Bank USA	AUD	1,896	USD	1,563	3/18/15	83,279
Goldman Sachs Bank USA	JPY	349,764	USD	3,038	3/18/15	113,446
Goldman Sachs Bank USA	USD	1,142	JPY	135,077	3/18/15	(12,704)
Morgan Stanley Capital Services LLC	EUR	666	USD	827	3/18/15	81,775
Royal Bank of Scotland PLC	EUR	1,618	USD	2,028	3/18/15	217,517
Royal Bank of Scotland PLC	NZD	7,426	USD	5,490	3/18/15	(118,032)
Royal Bank of Scotland PLC	USD	1,360	CHF	1,303	3/18/15	7,916
Royal Bank of Scotland PLC	USD	5,725	NZD	7,426	3/18/15	(117,100)
UBS AG	CAD	1,423	USD	1,143	3/18/15	4,748
UBS AG	GBP	1,159	USD	1,812	3/18/15	22,601
UBS AG	USD	1,578	EUR	1,399	3/18/15	(12,279)
UBS AG	USD	2,544	NZD	3,419	6/18/15	14,810

						$923,669

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Fair valued by the Adviser.
(d)	Illiquid security.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(g)	As of February 28, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $30,474,979 and gross unrealized depreciation of investments was $(2,360,085), resulting in net unrealized appreciation of $28,114,894.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

REIT	-	Real Estate Investment Trust

Country Breakdown*

February 28, 2015 (unaudited)

46.1%	United States
11.1%	Japan
7.7%	Australia
6.2%	Hong Kong
6.1%	United Kingdom
3.3%	France
3.2%	Canada
2.5%	Germany
2.4%	China
2.0%	Singapore
1.7%	Mexico
1.7%	Sweden
1.2%	Spain
4.0%	Other
0.8%	Short-Term

100.0%	Total Investments

*	All data are as of February 28, 2015. The Fund’s country breakdowns are expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.9% or less in the following countries: Austria, Belgium, Finland, Ireland, Italy, Netherlands, and Norway.

AB Global Real Estate Investment Fund

February 28, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2015:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Equity: Other	$28,323,927		$33,436,672		$	– 0	–	$61,760,599
Retail	28,480,445		18,503,606			– 0	–	46,984,051
Residential	18,976,237		14,501,427			2,875,684		36,353,348
Office	11,078,830		7,354,414			– 0	–	18,433,244
Lodging	10,725,257		729,790			– 0	–	11,455,047
Industrials	7,292,556		3,273,225			– 0	–	10,565,781
Financial: Other	1,680,799		– 0	–		– 0	–	1,680,799
Mortgage	893,863		– 0	–		– 0	–	893,863
Rights	– 0	–	– 0	–		9,327		9,327
Short-Term Investments:
Investment Companies	1,054,127		– 0	–		– 0	–	1,054,127
Time Deposits	– 0	–	510,615			– 0	–	510,615
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	5,862,684		– 0	–		– 0	–	5,862,684

Total Investments in Securities	114,368,725		78,309,749	†		2,885,011		195,563,485
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	1,279,117			– 0	–	1,279,117
Liabilities
Forward Currency Exchange Contracts	– 0	–	(355,448)			– 0	–	(355,448)

Total^	$114,368,725		$79,233,418			$2,885,011		$196,487,154

†	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	An amount of $3,670,493 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period. An amount of $4,182,436 was transferred from Level 2 to Level 1 due to the above mentioned foreign equity fair valuation by the third party vendor was not used during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks- Residential			Rights			Total
Balance as of 11/30/14	$	– 0	–	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		794,999			9,327			804,326
Purchases		2,080,685			– 0	–		2,080,685
Sales		– 0	–		– 0	–		– 0	–
Transfers into Level 3		– 0	–		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–		– 0	–

Balance as of 2/28/15		$2,875,684			$9,327			$2,885,011

Net change in unrealized/depreciation from investments held as of 2/28/15		$794,999			$9,327			$804,326

The following represents information about significant observable inputs related to the Fund’s Level 3 investments at February 28, 2015.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 2/28/2015	Valuation Technique	Unobservable Input	Range/ Weighted Average
Common Stocks— Residential	$2,875,684	Market Approach	Cash and stock payment of pending transaction	$23.54/N/A
Rights	$9,327	Market Approach	Parent Line—Subscription Price	$0.04/N/A

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports that are monitored for anomalous impacts based upon benchmark performance and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Real Estate Investment Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 20, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 20, 2015